Cover	12 Months Ended
Dec. 27, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Ichor Holdings, Ltd.
Entity Central Index Key	0001652535